TAXES ON INCOME	12 Months Ended
Dec. 31, 2011
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 8:-	TAXES ON INCOME

a.	Corporate tax structure:

Taxable income of Israeli companies is subject to tax at the rate of 26% in 2009, 25% in 2010, and 24% in 2011.

On December 5, 2011, the Israeli Parliament (the Knesset) passed the Law for Tax Burden Reform (Legislative Amendments), 2011 ("the Law") which, among others cancels effective from 2012, the scheduled progressive reduction in the corporate tax rate. The Law also increases the corporate tax rate to 25% in 2012. In view of this increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate and the real betterment tax rate were also increased accordingly. The application of the amendment did not have a material effect on the Company's financial statements.

Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2010	2011
Deferred tax assets:
Net operating loss and capital loss carry forward	$28,951	$37,126
Valuation allowance	(28,389)	(37,069)

Deferred tax asset	562	57

Deferred tax liability - increase in fair value of long-term investment	(562)	(57)

Net deferred tax asset	$-	$-

Management currently believes that since the Company has a history of losses it is more likely than not that the deferred tax assets regarding the loss carry-forward and other temporary differences will not be realized in the foreseeable future.

c.	Net operating losses carry-forward:

The Company has accumulated operating losses for tax purposes as of December 31, 2011 in the amount of approximately $ 27,971(denominated in NIS), which may be carried forward and offset against taxable income in the future for an indefinite period.

The Company has accumulated capital losses of approximately $ 117,784 (denominated in NIS), which may be carried forward and offset against capital gains.

d.
The main reconciling item from the statutory tax rate of the Company to the effective tax rate are valuation allowances provided for deferred tax assets. Tax expenses represent tax withheld from the Company.

e.
Tax assessments for the tax years up to and including 2004 are considered as final subject to the powers vested with the director of the tax authority pursuant to sections 145, 147 and 152 of the Income Tax Ordinance.

f.	As of December 31, 2010 and 2011, the Company did not have any unrecognized tax benefits or uncertain tax positions.